Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001
Class A common stock subject to possible redemption, shares outstanding	42,500,000	42,500,000
Class A common stock subject to possible redemption, price per share	$ 10.11	$ 10.00
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, shares issued	42,500,000	42,500,000
Class A common stock subject to possible redemption, shares outstanding	42,500,000	42,500,000
Class A common stock subject to possible redemption, price per share	$ 10.11	$ 10.00
Class A common stock not subject to possible redemption
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	10,625,000	10,625,000
Common stock, shares outstanding	10,625,000	10,625,000